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AXS Astoria Real Assets ETF
SUMMARY SECTION - AXS ASTORIA REAL ASSETS ETF
Investment Objective
AXS Astoria Real Assets ETF (the “Fund”) seeks long-term capital appreciation in inflation-adjusted terms.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Astoria Real Assets ETF AXS Astoria Real Assets ETF Shares
Management fees	0.70%
Distribution and service (Rule 12b-1) fees	none
Excise tax	0.03%
Other expenses	0.03%
Acquired fund fees and expenses	0.05%	[1]
Total annual fund operating expenses	0.78%	[1]
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AXS Astoria Real Assets ETF | AXS Astoria Real Assets ETF Shares | USD ($)	80	249	433	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”). The Fund’s real asset-related investments consist of securities across multiple asset classes that have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). The Fund considers an equity security of a company to be a real asset-related investment if it either (i) derives at least 50% of its revenues or profits from, or (ii) has at least 50% of its assets committed to, real assets (i.e., assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities). For example, real asset-related investments considered for investment by the Fund include (i) commodity/natural resource-related securities, such as equity securities of companies engaged in the energy, industrial, and materials sectors, and (ii) global real estate-related securities, including equity real estate investment trusts (“REITs”). In addition, global inflation-linked securities, including inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, are also considered to be real asset-related investments of the Fund. Real asset-related investments may also include investments in other ETFs (“Underlying ETFs”) that directly or indirectly invest in commodities or TIPS. The Fund’s investments in equity interests are generally expected to include common stock, general and limited partnership interests of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts. Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in or earn a majority of their revenues from activities within the United States, the Fund also may have significant exposure to issuers that are either domiciled in or earn a majority of their revenues from activities within Asia, Canada, or Europe. The Fund may invest in non-U.S. securities, including depositary receipts. AXS Investments LLC serves as the Fund’s investment advisor (the “Advisor”) and Astoria Portfolio Advisors LLC serves as the investment sub-advisor to the Fund (“Astoria”). Astoria manages the investment strategy and portfolio selection for the Fund.

In pursuing its investment strategy, Astoria seeks to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Examples of real asset-related companies that Astoria believes may benefit from a rising interest rate environment include, but are not limited to, companies producing industrial machinery, metals and steel, and companies engaged in the exploration, production, transportation and mining of commodity assets, such as oil, gas, coal, agriculture, minerals and other real assets, including the passive ownership of royalties or production streams of such assets. Astoria expects that the Fund’s portfolio generally will include the equity securities of approximately 50-60 issuers that may range from mid- to large-capitalization companies.

The Fund may also invest in Underlying ETFs with exposure to commodities that have an opportunity to benefit from higher demand, elevated global growth, or a shortage of supply, including, but not limited to, crude oil, copper, natural gas, gold, silver, platinum, palladium, soybean, live cattle, coffee, and corn. The Underlying ETFs typically gain exposure to these commodities through the use of commodity-linked derivatives, including futures contracts.

The Fund may also invest up to 20% of its net assets in Underlying ETFs that invest in investment grade fixed income securities of any maturity and in equity ETFs that have the potential to benefit from rising inflation. In addition, the Fund may invest up to 20% of its net assets in the equity securities of financial services companies that are not real asset-related investments.

In selecting investments for the Fund’s portfolio, Astoria employs a top-down quantitative approach selecting the companies which pass various fundamental screens, such as valuations, growth prospects, quality ratios, and momentum measures. Astoria’s research and analysis seeks to leverage data from a variety of external sources as well as internal research in order to identify and capitalize on trends that have implications for individual companies, sectors or commodities exposures. Astoria expects to sell portfolio holdings when it determines they no longer fit the Fund’s investment strategy or are no longer attractively valued on a fundamental basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns based on net asset value compare with those of the MSCI ACWI (Net) Index, the Bloomberg Commodity Total Return Index, the Bloomberg U.S. TIPS 1-3 Year (USD) Index, and the AXS Astoria Blended Benchmark Index. The MSCI ACWI (Net) Index is identified as the broad-based securities market index to satisfy changes in regulatory requirements. The Fund also compares its performance with the returns of the Bloomberg Commodity Total Return Index, the Bloomberg U.S. TIPS 1-3 Year (USD) Index, and the AXS Astoria Blended Benchmark Index as the Advisor believes these are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategy. Prior to October 15, 2024, the Fund sought to achieve its investment objective by investing principally in securities across multiple asset classes which have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). Performance results shown in the bard chart and performance table below for periods prior to October 15, 2024, reflect the Fund’s previous investment strategy. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-303-623-2577. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

The year-to-date return as of September 30, 2024, was 14.14%.

Highest Calendar Quarter Return at NAV	13.98%	Quarter ended 12/31/2022
Lowest Calendar Quarter Return at NAV	(17.42%)	Quarter ended 6/30/2022

Average Annual Total Returns (for Period Ended December 31, 2023)
Average Annual Total Returns - AXS Astoria Real Assets ETF		1 Year	Since Inception	Inception Date
AXS Astoria Real Assets ETF Shares		11.77%	7.84%	Dec. 29, 2021
AXS Astoria Real Assets ETF Shares | After Taxes on Distributions	[1]	10.89%	7.06%	Dec. 29, 2021
AXS Astoria Real Assets ETF Shares | After Taxes on Distributions and Sales	[1]	7.39%	5.88%	Dec. 29, 2021
AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)		14.05%	0.97%	Dec. 29, 2021
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)		(7.91%)	2.86%	Dec. 29, 2021
Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)		4.64%	1.39%	Dec. 29, 2021
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)		22.20%	(0.22%)	Dec. 29, 2021
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AXS Astoria Real Assets ETF | Market Risk

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

AXS Astoria Real Assets ETF | Real Assets Risk

Real Assets Risk. The Fund’s investments in securities linked to real assets, such as precious metals, commodities, land, basic materials, equipment, utilities, infrastructure, energy and natural resources, involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of equities linked to real assets.

AXS Astoria Real Assets ETF | Equity Risk

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

AXS Astoria Real Assets ETF | Debt Securities Risk

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

AXS Astoria Real Assets ETF | U.S. Treasury Obligations and TIPS Risk

U.S. Treasury Obligations and TIPS Risk. U.S. Treasury obligations, including TIPS, may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. TIPS are income-generating instruments whose interest and principal are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index (CPI), and TIPS’ principal payments are adjusted according to changes in the CPI. While this may provide a hedge against inflation, the returns may be relatively lower than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s exposure to U.S. Treasury obligations to decline.

AXS Astoria Real Assets ETF | Foreign Securities Risk

Foreign Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the

Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

AXS Astoria Real Assets ETF | Geographic Investment Risk

Geographic Investment Risk. The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses. This risk may be especially pronounced to the extent the Fund invests in countries and regions experiencing, or likely to experience, security concerns, war, threats of war, terrorism, economic uncertainty and natural disasters. The Fund may have significant risks with respect to the following geographic regions:

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Asia Risk. Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, could have a severe adverse effect on Asian economies. Some economies in this region are dependent on a range of commodities, are strongly affected by international commodity prices and are particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital and by the economic and market conditions of neighboring countries. Some Asian economies are highly dependent on trade; economic conditions in other countries within and outside of Asia can impact these economies.

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Canada Risk. The Fund is subject to certain risks specifically associated with investments in the securities of Canadian issuers. The Canadian economy is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. These and other factors could have a negative impact on the Fund and its investments in Canada.

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Europe Risk. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits and debt levels. The euro is the official currency of the EU and, accordingly, the Fund’s investment in European securities may lead to significant exposure to the euro and events affecting it. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries. In particular, the extent and duration of Russia’s large-scale invasion of Ukraine that began on February 24, 2022, the resulting sanctions on Russia, and the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. Also, the Fund’s investments in the United Kingdom and other European countries may be significantly impacted by the decision of the United Kingdom to leave the EU (known as “Brexit”). Brexit has introduced significant uncertainty and may have a negative impact on the economy and currency of the United Kingdom and European countries, including increased market volatility and illiquidity and potentially lower economic growth.

AXS Astoria Real Assets ETF | Currency Risk

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

AXS Astoria Real Assets ETF | MLP Risk

MLP Risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in low volumes due to their small capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. The Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the Fund.

AXS Astoria Real Assets ETF | Commodities Risk

Commodities Risk. The Fund has exposure to commodities through investments in Underlying ETFs. Commodity prices can have significant volatility, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

AXS Astoria Real Assets ETF | Commodity-Linked Derivatives Risk

Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative instrument in which an Underlying ETF may invest typically is based upon the price movements of the underlying commodity or an economic variable linked to such price movements. The prices of commodity-related investments may fluctuate quickly and dramatically as a result of changes affecting a particular commodity and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade, or the applicable clearing house may default or otherwise fail to perform. In addition, each exchange or trading facility on which the derivatives are traded has the right to suspend or limit trading in all futures or other instruments that it lists. An Underlying ETF’s use of commodity-linked derivatives may also have a leveraging effect on the Underlying ETF’s portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had. An Underlying ETF is required to post margin in respect to its holdings in derivatives. Each of these factors and events could have a significant negative impact on the Fund.

AXS Astoria Real Assets ETF | Real Estate Investment Trust REIT Risk

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

AXS Astoria Real Assets ETF | Underlying ETF Risk

Underlying ETF Risk. The Fund’s investment in shares of Underlying ETFs subjects it to the risks of owning the holdings underlying the Underlying ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the Underlying ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

AXS Astoria Real Assets ETF | Futures Contracts Risk

Futures Contracts Risk. The Fund expects that certain of the Underlying ETFs in which it invests will utilize futures contracts for its commodities investments. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Underlying ETF is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. In the event no secondary market exists for a particular contract, it might not be possible to effect closing transactions, and the Underlying ETF will be unable to terminate the derivative. If the Underlying ETF uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Underlying ETF’s investments that are the subject of such hedge. The prices of futures contracts may not correlate perfectly with movements in the securities or index underlying them.

AXS Astoria Real Assets ETF | Sector Focus Risk

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.

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Energy Sector Risk. Companies in the energy sector may be adversely affected by, among other things, supply and demand both for their specific product or service and for energy products in general, changes in prices of energy, exploration and production spending, government regulation, world events, exchange rates, economic conditions and energy conservation efforts. Revenues for energy companies may come significantly from a relatively limited number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a significant impact on energy companies. Energy companies also face a significant threat from accidents resulting in injury, pollution or other environmental concerns and natural disasters.

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Financials Sector Risk. Companies in the financials sector, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

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Industrials Sector Risk. Performance of companies in the industrials sector may be affected by, among other things, supply and demand for their specific product or service and for industrials sector products in general. Moreover, government regulation, world events, exchange rates and economic conditions, technological developments, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

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Materials Sector Risk. Performance of companies in the materials sector can be significantly impacted by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, increased competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution controls.

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Utilities Sector Risk. Performance of companies in the utilities sector, such as electric, gas and water firms and renewable energy companies, may be adversely affected by many factors, including supply and demand, financing costs, operating costs, rate caps or rate changes, government regulation and environmental factors. To the extent utility companies experience deregulation, these companies may be subject to increased competition and reduced profitability.

AXS Astoria Real Assets ETF | Securities Exchange Companies Risk

Securities Exchange Companies Risk. The Fund’s investments in the securities in the financials sector may include securities issued by a securities exchange. The business and financial performance of a securities exchange can be impacted by a number of factors, including general economic conditions, market volatility, changes in investment patterns and priorities, preferences for services offered by competing exchanges and other service providers, technology developments and regulatory constraints. A substantial portion of a securities exchange’s revenues are derived from data services fees and fees for transactions executed and cleared in its markets. Data subscriptions and trading volumes could decline substantially if market participants reduce their level of spending or trading activities. A reduction in overall trading volume could also render a securities exchange less attractive to market participants as a source of liquidity, which could result in further loss of trading volume and associated transaction-based revenues and in the demand for data and other services. Further, a decline in the initial public offering market, or issuers choosing to list on alternative venues, could have an adverse effect on the revenues of a securities exchange. A securities exchange may not be successful in offering new products or technologies or in identifying opportunities, which could reduce long-term customer demand for services provided by a securities exchange.

AXS Astoria Real Assets ETF | Depositary Receipts Risk

Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

AXS Astoria Real Assets ETF | Small-Cap and Mid-Cap Company Risk

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or marker averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changing in earning results, business prospects, investor expectations or poor economic or market conditions.

AXS Astoria Real Assets ETF | Royalty Trusts Risk

Royalty Trusts Risk. The Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, rising interest rates, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for the products.

AXS Astoria Real Assets ETF | ETF Structure Risks

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

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Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Fluctuation of Net Asset Value Risk: As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra- day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

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Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

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Trading Issues Risk: Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

AXS Astoria Real Assets ETF | Operational Risk

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

AXS Astoria Real Assets ETF | Management and Strategy Risk

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor and Sub- advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

AXS Astoria Real Assets ETF | Tax Risk

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

AXS Astoria Real Assets ETF | Recent Market Events Risk

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

AXS Astoria Real Assets ETF | Cybersecurity Risk

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, Astoria, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

AXS Astoria Real Assets ETF | Risk Lose Money [Member]
The Fund’s Shares will change in value and you could lose money by investing in the Fund.
AXS Astoria Real Assets ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor, or any of their affiliates.
AXS Astoria Real Assets ETF | Risk Nondiversified Status [Member]
The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.